UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: May 31, 2019

Item 1. Reports to Stockholders.

Semi-Annual Report

May 31, 2019

American Energy Independence ETF

Ticker: USAI

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Fund’s reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

American Energy Independence ETF

TABLE OF CONTENTS

Letter to Shareholders	1
Portfolio Allocation	3
Schedule of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Expense Example	19
Federal Tax Information	20
Information About Portfolio Holdings	20
Information About Proxy Voting	20
Information About the Fund’s Trustees	21
Frequency Distribution of Premiums and Discounts	21

American Energy Independence ETF

Letter to Shareholders

(Unaudited)

Dear Fellow Shareholders,

We are pleased to report that the NAV of the American Energy Independence ETF (the “Fund” or “USAI”) returned +5.96% for the six-month period from November 30, 2018 to May 31, 2019 (the “Current Fiscal Period”). The Fund’s market price returned +5.94%. The Fund’s index, the American Energy Independence Index (the “Index”), returned +6.55%. The Fund’s benchmark, the S&P 500 Index, returned +0.74% over the current fiscal period. The manager believes that valuations are compelling and the Fund has attractive upside potential.

Investment Strategy

The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by SL Advisors, LLC, the Fund’s investment adviser and index provider (the “Adviser”).

American Energy Independence Index

The Index uses a proprietary, rules-based methodology to measure the performance of a portfolio of U.S. and Canadian exchange listed equity securities of companies that generate a majority of their cash flow from certain qualifying “midstream” energy infrastructure activities. The companies in the Index are expected to benefit from regulatory policies favoring and industry trends toward American energy independence (i.e., a reduced or eliminated need for the United States to import fuels, such as coal, crude oil, or natural gas).

Midstream energy infrastructure refers to the processing, storage, transportation, and distribution of crude oil, natural gas, refined products, and their related products, as well as the transmission or storage of renewable energy. The following activity segments are considered qualifying midstream energy infrastructure activities: gathering & processing, compression, fractionation, logistics, midstream services, pipeline transportation, storage and terminaling of oil, gas, natural gas liquids, and refined products, as well as liquid natural gas facilities. The following activity segments are not qualifying activities: refining, shipping, exploration, production, retail distribution, or oil services. The Index may include small-, mid-, and large-capitalization companies.

Fiscal First Half-Year 2019 Performance

The current fiscal period performance noted above was marked by a strong sector following weakness in December 2018. It also reflects the success of the underlying investment process as growth in U.S. energy infrastructure supports attractive returns from the sector.

American Energy Independence ETF

Must be preceded or accompanied by a prospectus.

The American Energy Independence ETF is distributed by Quasar Distributors, LLC

Investing involves risk, including the possible loss of principal. Shares of an ETF are bought and sold at market price (not NAV) and may trade at a discount or premium to NAV. Shares are not individually redeemable from the Fund and may be only be acquired or redeemed from the Fund in creation units. Brokerage commissions will reduce returns. The Fund is non-diversified and may invest more assets in a single or smaller number of stocks than a diversified fund and be more exposed to individual stock volatility than a diversified fund. The concentration of the Fund may make it susceptible to an increased risk of loss more than the market as a whole. If the Fund were to fail to quality as a RIC (Regulated Investment Company), the Fund would be subject to tax on its taxable income at corporate rates, and distributions from earnings and profits would generally be taxable to Fund shareholders as ordinary income. Changes in tax law could adversely affect the Fund or the securities in which it invests. The Fund invests primarily in energy infrastructure companies that are subject to risks including but not limited to changes in energy prices, differences in exchange rates, production and exploration, regulation, environmental and severe weather conditions. Investments in MLPs are subject to the risks of energy prices, demand and volatility of commodity investments. MLPs may be negatively influenced by rising interest rates and may fail to qualify for favorable tax treatment. If the Fund invests in MLPs which are classified as corporations rather than partnerships for federal income tax purposes, this could reduce the Fund’s return and negatively affect its NAV. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. Investments in smaller companies involve additional risks such as limited liquidity and greater volatility than larger companies. As with all index funds the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index. There is no assurance that the ETF will achieve its investment objective. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

An investment cannot be made directly in an index.

Opinions expressed are subject to change, are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments for a complete list of the Fund’s holdings.

S&P 500 Index “Total Return” includes a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

American Energy Independence ETF

Portfolio Allocation

As of May 31, 2019 (Unaudited)

Industry (a)	Percentage of Net Assets
Crude Oil Pipeline - Canadian Corporation	18.2%
Natural Gas Pipeline - Corporation	17.4
Gathering & Processing - Corporation	12.5
Natural Gas Pipeline - Canadian Corporation	11.8
Natural Gas Liquids Pipeline - Corporation	7.0
Natural Gas Liquids Pipeline - MLP	6.8
Refined Product Pipeline - MLP	6.4
Liquefied Natural Gas Facilities - Corporation	5.9
Crude Oil Pipeline - Corporation	4.9
Natural Gas Pipeline - MLP	4.0
Compression Services - Corporation	2.1
Gathering & Processing - MLP	1.5
Crude Oil Pipeline - MLP	1.2
Short-Term Investments	0.2
Other Assets in Excess of Liabilities	0.1
Total	100.0%

(a)	The Fund’s security classifications are defined by Fund management.

American Energy Independence ETF

Schedule of Investments

May 31, 2019 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS — 79.9%
	Energy — 3.1%
17,037	Equitrans Midstream Corporation	$338,355

	Mining, Quarrying, and Oil and Gas Extraction — 38.4% ♦
25,686	Archrock, Inc.	227,835
22,428	Enbridge, Inc.	825,701
26,109	EnLink Midstream, LLC	271,011
18,216	TC Energy Corporation	888,023
17,028	Gibson Energy, Inc.	277,921
25,767	Inter Pipeline, Ltd.	392,720
15,696	Keyera Corporation	378,116
12,879	Pembina Pipeline Corporation	459,474
16,857	SemGroup Corporation - Class A	212,567
24,696	Tellurian, Inc. (a)	189,912
		4,123,280
	Transportation and Warehousing — 17.1%
1,179	PBF Logistics LP	23,698
13,743	Plains GP Holdings LP - Class A	309,492
13,266	Tallgrass Energy LP	315,598
11,520	Targa Resources Corporation	443,059
28,494	Williams Companies, Inc.	751,672
		1,843,519
	Utilities — 21.3%
23,391	Antero Midstream Corporation	285,838
6,993	Cheniere Energy, Inc. (a)	441,818
40,428	Kinder Morgan, Inc.	806,539
11,799	ONEOK, Inc.	750,652
		2,284,847
	TOTAL COMMON STOCKS (Cost $9,203,101)	8,590,001

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

Schedule of Investments

May 31, 2019 (Unaudited) (Continued)

Shares	Security Description	Value
	MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES — 19.8%
	Mining, Quarrying, and Oil and Gas Extraction — 9.1%
2,052	Andeavor Logistics LP	$71,574
1,341	Crestwood Equity Partners LP	47,646
26,415	Enterprise Products Partners LP	736,714
4,131	Western Midstream Partners LP	120,584
		976,518
	Transportation and Warehousing — 10.7%
3,222	Buckeye Partners LP	131,329
31,158	Energy Transfer LP	428,111
2,628	Genesis Energy LP	57,343
1,395	Holly Energy Partners LP	37,093
4,329	Magellan Midstream Partners LP	266,233
5,571	MPLX LP	170,361
2,205	NuStar Energy LP	59,447
		1,149,917
	TOTAL MASTER LIMITED PARTNERSHIPS AND RELATED COMPANIES (Cost $2,174,876)	2,126,435

	SHORT-TERM INVESTMENTS — 0.2%
	Money Market Funds — 0.2%
20,985	First American Government Obligations Fund, Class X, 2.31% (b)	20,985
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,985)	20,985
	TOTAL INVESTMENTS — 99.9% (Cost $11,398,962)	10,737,421
	Other Assets in Excess of Liabilities — 0.1%	8,818
	NET ASSETS — 100.0%	$10,746,239

♦

To the extent that the Fund invests more heavily in particular industry groups of the economy, its performance will be especially sensitive to developments that significantly affect those industry groups or strategies.

(a)	Non-income producing security
(b)	Annualized seven-day yield as of May 31, 2019

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting use. Categories are shown as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

Statement of Assets and Liabilities

May 31, 2019 (Unaudited)

ASSETS
Investments in securities, at value*	$10,737,421
Dividends and interest receivable	15,824
Total assets	10,753,245

LIABILITIES
Management fees payable	7,006
Total liabilities	7,006

NET ASSETS	$10,746,239

NET ASSETS CONSIST OF:
Paid-in capital	$11,100,270
Total distributable earnings (accumulated deficit)	(354,031)
Net Assets	$10,746,239

Net Asset Value:
Net assets	$10,746,239
Shares outstanding ^	450,000
Net asset value, offering and redemption price per share	$23.88

* Identified Cost:
Investments in securities	$11,398,962

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

Statement of Operations

For Six-Months Ended May 31, 2019 (Unaudited)

INVESTMENT INCOME
Dividends*	$216,281
Interest	594
Total investment income	216,875

EXPENSES
Management fees	45,900
Total expenses	45,900
Net investment income	170,975

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on:
Investments in securities and foreign currency transactions	670,272
Net change in unrealized depreciation of:
Investments in securities and foreign currency transactions	99,396
Net realized and unrealized loss on investments	769,668
Net decrease in net assets resulting from operations	$940,643

* Net of foreign withholding tax of	$15,133

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

Statement of Changes in Net Assets

	Six-Months Ended May 31, 2019 (Unaudited)	Period Ended November 30, 2018*
OPERATIONS
Net Investment income (loss)	$170,975	$135,122
Net realized gain (loss) on investments and foreign currency transactions	670,272	(142,992)
Change in unrealized appreciation (depreciation) of investments and foreign currency transactions	99,396	(761,014)
Net increase (decrease) in net assets resulting from operations	940,643	(768,884)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(391,950)	(133,840)
Return of Capital	—	(88,652)
Total Distributions	(391,950)	(222,492)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	15,902,065	10,275,020
Payments for shares redeemed	(14,988,310)	—
Transaction fees (see Note 6)	147	—
Net Increase in Net Assets Derived from Capital Share Transactions (a)	913,902	10,275,020
Net Increase in Net Assets	1,462,595	9,283,644

NET ASSETS
Beginning of period	$9,283,644	$–
End of Period	$10,746,239	$9,283,644

(a)	Summary of capital share transactions is as follows:

	Six-Months Ended May 31, 2019 (Unaudited)	Period Ended November 30, 2018*
	Shares	Shares
Subscriptions	650,000	400,000
Redemptions	(600,000)	—
Net Increase (Decrease)	50,000	400,000

*	Fund inception date of December 12, 2017. The information presented is for the period from December 12, 2017 to November 30, 2018.

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

Financial Highlights

For a capital share outstanding throughout the period

	Six-Months Ended May 31, 2019 (Unaudited)		Period Ended November 30, 2018 (a)
Net asset value, beginning of period	$23.21		$25.00

Income (Loss) from Investment Operations:
Net investment income (loss) (b)	0.33		0.55
Net realized and unrealized gain (loss) on investments (f)	1.02		(1.51)
Total from investment operations	1.35		(0.96)

Less Distributions:
Distributions from:
Net investment income	(0.68)		(0.50)
Return of capital to shareholders	—		(0.33)
Total distributions	(0.68)		(0.83)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	0.00	(g)	—

Net asset value, end of period	$23.88		$23.21

Total return	5.96	%(c)	-4.06	%(c)

Supplemental Data:
Net assets at end of period (000’s)	$10,746		$9,284

Ratios to Average Net Assets:
Expenses to average net assets	0.75	%(d)	0.75	%(d)
Net investment income to average net assets	2.79	%(d)	2.25	%(d)

Portfolio turnover rate (e)	16	%(c)	61	%(c)

(a)	Commencement of operations on December 12, 2017.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Excludes impact of in-kind transactions.
(f)

Net realized and unrealized gain (loss) per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(g)	Represents less than $0.005.

The accompanying notes are an integral part of these financial statements.

American Energy Independence ETF

Notes to Financial Statements

May 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION

American Energy Independence ETF (the “Fund”) is a non-diversified series of ETF Series Solutions (“ESS” or the “Trust ”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Fund is to track the performance, before fees and expenses, of the American Energy Independence Index (the “Index”). The Fund commenced operations on December 12, 2017.

The end of the reporting period for the Fund is May 31, 2019, and the period covered by these Notes to Financial Statements is the six-month period ended May 31, 2019 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, master limited partnerships (“MLPs”), preferred stocks and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market®, and Nasdaq Capital Market Exchange® (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

American Energy Independence ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short term securities that have maturities of less than 60 days at the time of purchase are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

American Energy Independence ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of the end of the current fiscal period:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$8,590,001	$—	$—	$8,590,001
Master Limited Partnerships and Related Companies	2,126,435	—	—	2,126,435
Short-Term Investments	20,985	—	—	20,985
Total Investments in Securities	$10,737,421	$—	$—	$10,737,421

^	See Schedule of Investments for breakout of investments by industry group classification.

As of the end of the current fiscal period, the Fund did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and conclude that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the most recently completed fiscal year end, the Fund did not incur any interest or penalties.

American Energy Independence ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

C.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized from investment transactions are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations. Interest income is recorded on an accrual basis.

Distributions received from master limited partnerships (“MLPs”) are generally comprised of ordinary income and return of capital from MLPs. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the dividend income. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund.

D.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income are declared and paid by the Fund on a quarterly basis and distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

American Energy Independence ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of the Fund is equal to the Fund’s NAV per share.

H.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. There were no timing differences between book and tax for the period ended November 30, 2018.

During the period ended November 30, 2018, the Fund realized no net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash.

I.

Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

K.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include

American Energy Independence ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has decided to adopt the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

SL Advisors, LLC ( the “Adviser”), serves as the investment adviser and index provider to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management, LLC (the “Sub-Adviser”) transfer agency, custody, fund administration, accounting, distribution and other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. For services provided to the Fund, the Fund pays the Adviser 0.75% at an annual rate based on the Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s Custodian.

Quasar Distributors, LLC, (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

American Energy Independence ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Fund, excluding short-term securities and in-kind transactions, were $1,757,216 and $1,902,810, respectively.

During the current fiscal period, there were no purchases or sales of U.S. Government securities.

During the current fiscal period, in-kind transactions associated with creations and redemptions were $15,821,994 and $14,843,831, respectively.

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes as of November 30, 2018, were as follows:

Tax cost of investments	$10,128,809
Gross tax unrealized appreciation	$182,287
Gross tax unrealized depreciation	(1,038,043)
Net tax unrealized appreciation (depreciation)	(855,756)
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Accumulated gain (loss)	—
Other accumulated gain (loss)	(46,968)
Distributable earnings (accumulated deficit)	$(902,724)

The differences between cost basis for financial statement and federal income tax purposes are primarily due to timing differences in recognizing wash sales and partnership basis adjustments.

Under tax law, certain capital and foreign currency losses realized after October 31 and certain ordinary losses realized after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. At November 30, 2018, the Fund, on a tax basis, did not defer any post-October or late year ordinary losses.

American Energy Independence ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

At November 30, 2018, the Fund had the following capital loss carryforwards:

Short-Term	Expires
$(46,928)	Indefinite

The tax character of distributions paid by the Fund during the period ended November 30, 2018, was as follows:

Ordinary Income	Return of Capital
$133,840	$88,652

NOTE 6 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $250, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by the Fund, if any, are displayed in the capital

American Energy Independence ETF

Notes to Financial Statements

May 31, 2019 (Unaudited) (Continued)

shares transactions section of the Statement of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 7 – PRINCIPAL RISKS

Concentration Risk. The Fund may be susceptible to an increased risk of loss, including losses due to adverse occurrences affecting the Fund more than the market as a whole, to the extent that the Fund’s investments are concentrated in the securities of a particular issuer or issuers, country, group of countries, region, market, industry, group of industries, sector, or asset class.

Energy Infrastructure Industry Risk. Companies in the energy infrastructure industry are subject to many risks that can negatively impact the revenues and viability of companies in this industry, including, but not limited to risks associated with companies owning and/or operating pipelines, gathering and processing assets, power infrastructure, propane assets, as well as capital markets, terrorism, natural disasters, climate change, operating, regulatory, environmental, supply and demand, and price volatility risks. The volatility of energy commodity prices can significantly affect energy companies due to the impact of prices on the volume of commodities developed, produced, gathered, and processed. Historically, energy commodity prices have been cyclical and exhibited significant volatility, which may adversely impact the value, operations, cash flows, and financial performance of energy companies. The volatility of energy commodity prices can also indirectly affect certain entities that operate in the midstream segment of the energy industry due to the impact of prices on the volume of commodities transported, processed, stored, or distributed.

NOTE 8 – BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under section 2(a)(9) of the 1940 Act. As of the end of the current fiscal period, employees of the Adviser indirectly owned greater than 25% of the outstanding shares of the Fund in the secondary market.

American Energy Independence ETF

Expense Example

For the Six-Months Ended May 31, 2019 (Unaudited)

As a shareholder of American Energy Independence ETF (the “Fund”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value December 1, 2018	Ending Account Value May 31, 2019	Expenses Paid During the Period (a)
Actual	$1,000.00	$1,059.60	$3.85(a)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.19	$3.78(a)

(a)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.75%, multiplied by the average account value during the period, multiplied by 182/365 to reflect the one-half year period.

American Energy Independence ETF

Federal Tax Information

(Unaudited)

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended November 30, 2018, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was 100.00%.

For corporate shareholders, the percent of ordinary income distributions qualifying for corporate dividends received deduction for the period ended November 30, 2018 was 68.37%.

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c) was 0.00%.

Information About Portfolio Holdings

(Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on its website at www.usaietf.com daily.

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information (“SAI”). The SAI is available without charge upon request by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.usaietf.com.

When available, information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30 will be (1) available by calling toll-free at (800) 617-0004 and (2) the SEC’s website at www.sec.gov.

American Energy Independence ETF

Information About the Fund’s Trustees

(Unaudited)

The SAI includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling toll-free at (800) 617-0004, or accessing the SEC’s website at www.sec.gov, or by accessing the Fund’s website at www.usaietf.com.

Frequency Distribution of Premiums and Discounts

(Unaudited)

Information regarding how often shares of the Fund trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) its NAV is available, without charge, on the Fund’s website at www.usaietf.com.

Adviser and Index Provider

SL Advisors, LLC
220 Lenox Avenue, Suite 303
Westfield, New Jersey 07090

Sub-Adviser

Penserra Capital Management, LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Distributor

Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004-2541

American Energy Independence ETF

Symbol – USAI
CUSIP – 26922A552

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annul reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	7/30/19

By (Signature and Title)*	/s/ Kristen Weitzel
Kristen Weitzel, Treasurer (principal financial officer)

Date	7/30/19

*	Print the name and title of each signing officer under his or her signature.